Investments carried under the equity method (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Jun. 30, 2021 MW	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Investments in associates [Abstract]
Investment under the equity method		$ 285,029	$ 294,581
Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		50.00%
Windlectric Inc. [Member]
Investments in associates [Abstract]
Ownership interest		100.00%
Arroyo Netherlands II B.V [Member]
Investments in associates [Abstract]
Ownership interest		30.00%
Ownership interest		100.00%
AYES Canada [Member] | Amherst Island [Member]
Investments in associates [Abstract]
Dividend distribution		$ 7,500
2007 Vento II, LLC [Member]
Investments in associates [Abstract]
Investment under the equity method		193,441	195,952
Ownership interest	49.00%
Gross capacity | MW	596
Windlectric Inc. [Member]
Investments in associates [Abstract]
Investment under the equity method		34,910	41,911
Myah Bahr Honaine, S.P.A. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 39,600	38,922
Myah Bahr Honaine, S.P.A. [Member] | Geida Tlemcen, S.L. [Member]
Investments in associates [Abstract]
Ownership interest		51.00%
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 14,692	15,358
Pectonex, R.F. Proprietary Limited [Member]
Investments in associates [Abstract]
Investment under the equity method		1,472	1,495
Evacuacion Valdecaballeros, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		881	923
ABY Infraestructuras, S.L. [Member]
Investments in associates [Abstract]
Investment under the equity method		$ 33	$ 21